TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income		$ 171,410	$ 110,059	$ 79,386
Statutory tax rate in Israel		26.50%	26.50%	25.00%
Approved, Privileged and Preferred Enterprise benefits	[1]	(6.10%)	(4.10%)	11.80%
Changes in valuation allowance		(0.40%)	(2.20%)	(1.00%)
Earnings taxed under foreign law		(4.00%)	(4.80%)	(13.80%)
Tax Settlements and other adjustments		1.10%	(7.00%)	10.40%
Other		0.90%	0.60%	1.50%
Effective tax rate		18.00%	9.00%	33.90%
Basic		$ 4.35	$ 1.74	$ 0.92
Diluted		4.22	1.69	0.89
Approved And Privileged Enterprise [Member]
Taxes on Income [Line Items]
Basic		0.18	0.08	(0.16)
Diluted		$ 0.17	$ 0.07	$ (0.15)

[1]	The effect of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status